Vanguard Extended Duration Treasury Index Fund

Schedule of Investments (unaudited)
As of May 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (100.0%)
U.S. Government Securities (100.0%)
United States Treasury Strip Coupon	0.000%	8/15/40	79,048	59,630
United States Treasury Strip Coupon	0.000%	11/15/40	78,996	59,324
United States Treasury Strip Coupon	0.000%	2/15/41	72,357	53,826
United States Treasury Strip Coupon	0.000%	5/15/41	77,937	57,639
United States Treasury Strip Coupon	0.000%	8/15/41	78,284	57,360
United States Treasury Strip Coupon	0.000%	11/15/41	61,723	44,975
United States Treasury Strip Coupon	0.000%	2/15/42	66,935	48,555
United States Treasury Strip Coupon	0.000%	5/15/42	65,765	47,366
United States Treasury Strip Coupon	0.000%	8/15/42	69,499	49,702
United States Treasury Strip Coupon	0.000%	11/15/42	65,321	46,411
United States Treasury Strip Coupon	0.000%	2/15/43	66,427	46,984
United States Treasury Strip Coupon	0.000%	5/15/43	71,227	50,103
United States Treasury Strip Coupon	0.000%	8/15/43	65,262	45,583
United States Treasury Strip Coupon	0.000%	11/15/43	60,754	42,154
United States Treasury Strip Coupon	0.000%	2/15/44	59,588	41,105
United States Treasury Strip Coupon	0.000%	5/15/44	69,527	47,707
United States Treasury Strip Coupon	0.000%	8/15/44	61,284	41,835
United States Treasury Strip Coupon	0.000%	11/15/44	49,218	33,426
United States Treasury Strip Coupon	0.000%	2/15/45	58,768	39,710
United States Treasury Strip Coupon	0.000%	5/15/45	61,253	41,180
United States Treasury Strip Coupon	0.000%	8/15/45	58,985	39,516
United States Treasury Strip Coupon	0.000%	11/15/45	60,274	40,211
United States Treasury Strip Coupon	0.000%	2/15/46	70,702	46,979
United States Treasury Strip Coupon	0.000%	5/15/46	71,959	47,559
United States Treasury Strip Coupon	0.000%	8/15/46	61,967	40,854
United States Treasury Strip Coupon	0.000%	11/15/46	65,128	42,719
United States Treasury Strip Coupon	0.000%	2/15/47	73,438	47,995
United States Treasury Strip Coupon	0.000%	5/15/47	63,063	41,080
United States Treasury Strip Coupon	0.000%	8/15/47	74,703	48,573
United States Treasury Strip Coupon	0.000%	11/15/47	69,684	45,169
United States Treasury Strip Coupon	0.000%	2/15/48	79,190	51,218
United States Treasury Strip Coupon	0.000%	5/15/48	70,253	45,255
United States Treasury Strip Coupon	0.000%	8/15/48	60,950	39,177
United States Treasury Strip Coupon	0.000%	11/15/48	39,113	25,083
United States Treasury Strip Coupon	0.000%	2/15/49	32,627	20,853
United States Treasury Strip Coupon	0.000%	5/15/49	41,506	26,387
United States Treasury Strip Coupon	0.000%	8/15/49	23,107	14,681
United States Treasury Strip Coupon	0.000%	11/15/49	2,547	1,616
United States Treasury Strip Coupon	0.000%	2/15/50	50	32
United States Treasury Strip Coupon	0.000%	5/15/50	1,146	724
United States Treasury Strip Principal	0.000%	8/15/40	59,472	46,229
United States Treasury Strip Principal	0.000%	11/15/40	54,080	41,823
United States Treasury Strip Principal	0.000%	2/15/41	55,801	42,775
United States Treasury Strip Principal	0.000%	5/15/41	53,699	40,879
United States Treasury Strip Principal	0.000%	8/15/41	31,956	24,069

United States Treasury Strip Principal	0.000%	11/15/41	26,994	20,187
United States Treasury Strip Principal	0.000%	2/15/42	41,699	31,057
United States Treasury Strip Principal	0.000%	5/15/42	44,550	32,911
United States Treasury Strip Principal	0.000%	8/15/42	54,884	40,178
United States Treasury Strip Principal	0.000%	11/15/42	53,802	39,075
United States Treasury Strip Principal	0.000%	2/15/43	51,672	37,313
United States Treasury Strip Principal	0.000%	5/15/43	46,657	33,507
United States Treasury Strip Principal	0.000%	8/15/43	51,901	37,036
United States Treasury Strip Principal	0.000%	11/15/43	54,228	38,503
United States Treasury Strip Principal	0.000%	2/15/44	51,422	36,270
United States Treasury Strip Principal	0.000%	5/15/44	55,797	39,152
United States Treasury Strip Principal	0.000%	8/15/44	57,490	40,165
United States Treasury Strip Principal	0.000%	11/15/44	45,868	31,882
United States Treasury Strip Principal	0.000%	2/15/45	53,765	37,203
United States Treasury Strip Principal	0.000%	5/15/45	51,916	35,751
United States Treasury Strip Principal	0.000%	8/15/45	47,470	32,567
United States Treasury Strip Principal	0.000%	11/15/45	47,513	32,488
United States Treasury Strip Principal	0.000%	2/15/46	44,728	30,430
United States Treasury Strip Principal	0.000%	5/15/46	51,737	35,073
United States Treasury Strip Principal	0.000%	8/15/46	63,274	42,759
United States Treasury Strip Principal	0.000%	11/15/46	65,396	44,105
United States Treasury Strip Principal	0.000%	2/15/47	68,105	45,876
United States Treasury Strip Principal	0.000%	5/15/47	71,737	48,017
United States Treasury Strip Principal	0.000%	8/15/47	82,815	55,149
United States Treasury Strip Principal	0.000%	11/15/47	71,994	47,772
United States Treasury Strip Principal	0.000%	2/15/48	90,548	59,867
United States Treasury Strip Principal	0.000%	5/15/48	87,561	57,702
United States Treasury Strip Principal	0.000%	8/15/48	19,847	13,044
United States Treasury Strip Principal	0.000%	11/15/48	41,706	27,380
United States Treasury Strip Principal	0.000%	2/15/49	71,603	46,705
United States Treasury Strip Principal	0.000%	5/15/49	83,509	54,294
United States Treasury Strip Principal	0.000%	8/15/49	106,620	69,152
United States Treasury Strip Principal	0.000%	11/15/49	112,548	72,846
United States Treasury Strip Principal	0.000%	2/15/50	75,900	48,871
United States Treasury Strip Principal	0.000%	5/15/50	120,050	77,497
Total U.S. Government and Agency Obligations (Cost $2,571,335)				3,287,815
			Shares
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund (Cost
$1,259)	0.307%		12,589	1,259
Total Investments (100.0%) (Cost $2,572,594)				3,289,074
Other Assets and Liabilities -Net (0.0%)				(900)
Net Assets (100%)				3,288,174
Cost is in $000.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

Extended Duration Treasury Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	3,287,815	—	3,287,815
Temporary Cash Investments	1,259	—	—	1,259
Total	1,259	3,287,815	—	3,289,074